___________________________________________
13A COMMERCIAL MORTGAGE
 SECURITIES FUND, INC.
___________________________________________


OFFICERS AND DIRECTORS


Frank L. Sullivan Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Director and Chief Executive Officer

William Powell
Treasurer

Joanne Vitale
Secretary, Director and Compliance Officer

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Jeffrey H. Tucker
Director

___________________________________________

INVESTMENT ADVISER

     Clarion Capital, LLC
     335 Madison Avenue
     New York, NY  10017

___________________________________________

ADMINISTRATOR

     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171

__________________________________________

CUSTODIAN

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, MO 64105

___________________________________________

LEGAL COUNSEL

     Shearman & Sterling
     599 Lexington Avenue
     New York, NY 10022

___________________________________________




___________________________________________


            13A COMMERCIAL

                MORTGAGE
               SECURITIES
               FUND, INC.




___________________________________________


            ANNUAL REPORT
           OCTOBER 31, 1998

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
           c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                        Tel 212-883-2536 / Fax 212-883-2836

December 1998

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.

Dear Shareholder,

Enclosed is the Annual Report for the 13A Commercial Mortgage Securities Fund, Inc. (the "Fund"). This report covers the period from November 1, 1997 through October 31, 1998. A discussion of the portfolio's performance and the market conditions which affected performance is provided below.

The Fund is a non-diversified, closed-end management investment company which was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock which generated proceeds of $100,110,995. There are limited restrictions on the credit quality of the Fund's investments. The weighted average credit weighting of the Fund is to be BB- or better, based on ratings from the nationally recognized credit rating agencies.

As of October 31, 1998, the Fund had investments in commercial mortgage backed securities with a net investment value of $96.2 million ($111.2 million original face amount) and investments in cash equivalents with a net investment value of $7.3 million. The Fund's portfolio had a BB+ average credit rating, a 5.1-year modified duration, a 7.9-year weighted average life and a yield to maturity of 9.9%, approximating 530 basis points over the 10-year Treasury.

The commercial mortgage backed securities held by the Fund are backed by mortgage loans secured by multifamily (43%), retail (18%), hotel (14%), office (8%), industrial (5%), and other property types (12%). The mortgage collateral is located in 50 states with the largest concentrations in California (16%), Texas (11%), Florida (7%) and New York (5%).

For the period November 1, 1997 through October 31, 1998, the Fund generated an annual total return of 1.55%. While the Fund benefited from a net decrease in interest rates over this period, where yields on the 10-year US Treasury declined by 123 basis points, it was adversely affected by the unprecedented level of spread widening experienced in the commercial mortgage sector, most notably from August through October. Spreads widened in the face of the global credit crunch, as the flight to quality among investors triggered a global sell-off of assets and a decline in prices across fixed income markets.

Liquidity has begun to re-enter the CMBS market, albeit primarily in the investment grade classes of securities. We expect the CMBS market as a whole to stabilize in the first half of 1999 due largely to the reduction in new supply caused by the slowdown in new lending that began in August. The real estate credit underlying CMBS remains strong, with delinquencies at historical lows. The outlook for the real estate market also remains strong, given the slowdown in lending and the resulting curtailment of new construction. As the market stabilizes, we expect that CMBS spreads will converge toward corporate levels, and that the Fund, which is poised to take advantage of this spread convergence, will benefit significantly.

Very truly yours,


Daniel Heflin
President
Clarion Capital, LLC

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998



                                                                                           FACE
                                                                                          AMOUNT                   VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES ( 92.79%) (b)
---------------------------------------------------------------------------------------------------------------------------------
CBM Funding Corp.,
  1996-1 Class C 7.860%, 2/1/08.....................................................   $   3,000,000           $    3,026,346

CBM Funding Corp.,
  1996-1 Class D 8.645%, 2/1/08 ....................................................         960,000                  974,835

CS First Boston Mortgage Securities Corp.,
  1995-WF1 Class D 7.532%, 12/21/27.................................................       3,000,000                2,986,689

CS First Boston Mortgage Securities Corp.,
  1995-WF1 Class E 8.268%, 12/21/27.................................................       2,000,000                1,990,448

CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
  REMIC 1995-T1 Class D 8.400%, 1/25/05 (c).........................................       5,839,000                5,477,689

CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
  REMIC 1995-T1 Class E 8.400%, 1/25/05 (c).........................................      11,087,000                9,509,752

CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
  REMIC 1995-T1 Class F 8.400%, 1/25/05 (c).........................................       9,139,184                3,815,609

DLJ Commercial Mortgage Corp.,
  1998-CF1 Class  B4 7.60%, 1/15/13 (c).............................................       2,100,000                1,711,637

DLJ Mortgage Acceptance Corp.,
  1995-CF2 Class B2 8.8154%, 12/17/27 (c)...........................................       2,000,000                2,079,310

DLJ Mortgage Acceptance Corp.,
  1996-CF1 Class B2 8.2668%, 5/12/09 (c)............................................       1,000,000                1,014,830

EQI Financing Partnership,
  1997-1 Class C 7.580%, 2/20/17 (c)................................................       5,000,000                4,859,125

FFCA Secured Assets Corp.,
  1996-C1 Class D 8.910%, 6/25/14 (c)...............................................       2,000,000                1,985,626

Federal Deposit Insurance Corp.,
  REMIC Trust 1994-C1 Class IIE 8.700%, 9/25/25.....................................       3,035,390                3,167,487

GMAC Commercial Mortgage Securities Inc.,
  1997-C1 Class F 7.222%, 11/15/11..................................................      15,000,000               13,620,540

GMAC Commercial Mortgage Securities Inc.,
  1997-C1 Class G 7.414%, 12/15/13 (c)..............................................      10,000,000                8,034,400

J.P. Morgan Commercial Mortgage Finance Corp.,
  1996-C3 Class E 8.3242%, 4/25/28..................................................         500,000                  503,481

Kidder Peabody Acceptance Corp.,
  REMIC 1993-M1 Class C 7.150%, 4/25/25.............................................       2,000,000                1,955,616

LB Mortgage Trust,
  1992-M1 Class BE1 7.502%, 2/25/24 (c).............................................       3,000,000                2,985,000

LB Commercial Conduit Mortgage Trust,
  1996-C2 Class E 7.9042%, 10/25/26.................................................       1,944,050                1,873,341

Merrill Lynch Mortgage Investors, Inc.,
  1995-C2 D 7.8630%, 6/15/21........................................................       1,235,714                1,255,601

Midland Realty Acceptance Corp.,
  1996-C1 Class E 8.1873%, 8/25/28..................................................       2,784,000                2,779,757


                       See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
OCTOBER 31, 1998


                                                                                           FACE
                                                                                          AMOUNT                   VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
  1995-MC1 Class A4 8.350%, 5/25/27.................................................   $   4,575,500           $    4,593,582

Nationslink Funding Corp.,
  98-1, F 7.05%, 2/20/08 (c)........................................................       5,000,000                4,008,050

NB Commercial Mortgage Pass Through FSI,
  Class D  8.730%, 10/20/23 (c).....................................................       2,385,118                2,477,541

Prudential Securities Secured Financing Corp.,
  1995-MCF2 Class F 8.5214%, 12/26/22 (c)...........................................       5,557,000                5,411,668

Resolution Trust Corp.,
  1995-C2 Class F 7.000%, 5/25/27...................................................       3,326,502                3,136,607

Resolution Trust Corp.,
  1994-C2 Class G 8.000%, 4/25/25...................................................       1,062,661                1,031,046

---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
      (COST $97,735,180)                                                                                           96,265,613
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.02%)
---------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (7.02%)
State Street Bank  4.250%, due 11/1/98
       (Collateralized by $6,035,000 U.S. Treasury Note,
          6.875%, due 08/15/25) (COST $7,284,000)...................................       7,284,000                7,284,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.81%)
  (COST $105,019,180) (d)...........................................................                              103,549,613
---------------------------------------------------------------------------------------------------------------------------------
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.19%)...................................                                  193,202
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)................................................................                          $   103,742,815
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------


(a)   See Note A to Financial Statements.
(b) All commercial mortgage securities are deemed illiquid due to market conditions at October 31, 1998.
(c) 144A Security. Restricted as to public resale. Value of restricted securities at October 31, 1998 was $53,370,237 or 51.44% of net assets. (Cost $53,471,268)
(d) The cost for federal income tax purposes was $105,019,180. At, October 31, 1998, net unrealized depreciation for all securities based on tax cost was $1,469,567. This consisted of aggregate gross unrealized appreciation for all securities of $3,301,034 and aggregate gross unrealized depreciation for all securities of $4,770,601.




                       See Notes to Financial Statements.
                                       4

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998


--------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost....................................................        $  105,019,180
                                                                                  ==============
  Investments, at Value...................................................        $  103,549,613
  Cash....................................................................                   320
  Interest Receivable.....................................................             1,004,066
  Paydown Receivable......................................................                27,144
  Prepaid Expenses........................................................                 7,353
--------------------------------------------------------------------------------------------------
Total Assets..............................................................           104,588,496
--------------------------------------------------------------------------------------------------
LIABILITIES
  Dividends Payable.......................................................               650,398
  Accrued Advisory Fee - Note B...........................................               109,465
  Other Liabilities.......................................................                85,818
--------------------------------------------------------------------------------------------------
        Total Liabilities.................................................               845,681
--------------------------------------------------------------------------------------------------
NET ASSETS................................................................        $  103,742,815
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in Capital.........................................................           105,862,780
  Dividends Paid in Excess of Net Investment Income.......................              (650,398)
  Unrealized Depreciation.................................................            (1,469,567)
--------------------------------------------------------------------------------------------------
NET ASSETS................................................................        $  103,742,815
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares Issued and Outstanding ($0.01 par value) (Authorized 15,000,000).            12,089,189
  Net Asset Value Per Share...............................................        $         8.58
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------




                       See Notes to Financial Statements.
                                       5

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS


                                                                                           YEAR
                                                                                           ENDED
                                                                                    OCTOBER 31, 1998
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest..................................................                           $   9,069,980
----------------------------------------------------------------------------------------------------
EXPENSES
  Investment Advisory Fees -  Note B
    Basic Fee...............................................            $717,106
    Less: Fee Waived........................................            (138,497)            578,609
                                                                        --------
  Administrative Fees - Note C..............................                                  60,000
  Insurance Expenses........................................                                  17,065
  Custodian Fees - Note D...................................                                  73,432
  Audit Fees................................................                                  17,588
  Legal Fees................................................                                 114,013
  Transfer Agent Fees.......................................                                  16,495
  Directors' Fees -  Note F.................................                                   5,200
  Other.....................................................                                     607
----------------------------------------------------------------------------------------------------
  Net Expenses..............................................                                 883,009
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................                               8,186,971
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS............................                                 426,252

NET CHANGE IN UNREALIZED APPRECIATION/
   (DEPRECIATION) ON INVESTMENTS............................                              (6,693,840)
----------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.....................................                              (6,267,588)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                           $   1,919,383
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     YEAR                         YEAR
                                                                                     ENDED                        ENDED
                                                                                OCTOBER 31, 1998             OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income....................................................      $   8,186,971                  $   9,448,681
  Net Realized Gain........................................................            426,252                      2,679,811
  Net Change in Unrealized Appreciation/(Depreciation).....................         (6,693,840)                     2,004,048
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations...................          1,919,383                     14,132,540
-------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income....................................................         (8,186,971)                    (9,359,144)
  In Excess of Net Investment Income.......................................            (41,270)                             -
  Net Realized Gain........................................................         (3,106,063)                             -
  Return of Capital........................................................         (3,486,411)                             -
-------------------------------------------------------------------------------------------------------------------------------
       Total Distributions.................................................        (14,820,715)                    (9,359,144)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  Issued - Regular.........................................................                  -                              -
         - In Lieu of Cash Distributions...................................          4,030,045                          8,123
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase from Capital Share Transactions...........................          4,030,045                          8,123
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)................................................         (8,871,287)                     4,781,519
Net Assets:
  Beginning of Year........................................................        112,614,102                    107,832,583
-------------------------------------------------------------------------------------------------------------------------------
  End of Year (including distributions in
  excess of net investment income of $650,398 and
  $609,128, respectively)..................................................       $103,742,815                   $112,614,102
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

(1) Shares Issued and Redeemed:
    Shares Issued..........................................................                  -                              -
    In Lieu of Cash Distribution...........................................            430,789                            825
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       430,789                            825
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS

                                                                                     YEAR
                                                                                     ENDED
                                                                                OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations...............................          $     1,919,383
  Adjustment to reconcile net increase in net assets from operations to net cash provided by operating activities:
   Purchase of investment securities.......................................              (10,212,897)
   Proceeds from sale of investment securities.............................               11,703,560
   Net increase in short-term securities...................................               (4,432,000)
   Principal paydowns......................................................                1,025,241
   Decrease in interest receivable.........................................                  701,089
   Decrease in accrued expenses............................................                  (40,942)
   Unrealized depreciation on investments..................................                6,693,840
   Net realized gain on investments........................................                 (426,252)
   Increase in other assets................................................                   (7,353)
-----------------------------------------------------------------------------------------------------
    Net Cash Provided by Operating Activities                                              6,923,669
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:*

 Cash Distributions Paid..................................................              (10,823,942)
-----------------------------------------------------------------------------------------------------
    Net Cash Used for Financing Activities................................               (10,823,942)
-----------------------------------------------------------------------------------------------------
  Net Decrease in Cash....................................................                (3,900,273)

CASH AT BEGINNING OF YEAR.................................................                 3,900,593
-----------------------------------------------------------------------------------------------------
CASH AT END OF YEAR.......................................................           $           320
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

* Non-cash financing activities not included herein consist of reinvestment of dividends of $4,030,045.


                         See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS


                                                              YEAR           YEAR           YEAR       DECEMBER 21,
                                                              ENDED         ENDED          ENDED        1994 (2) TO
PER SHARE OPERATING PERFORMANCE                             OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                1998          1997 (1)        1996           1995
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $9.66          $9.25         $10.82         $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................................       .68           0.81           0.93           0.75
  Net Realized and Unrealized Gain (Loss)..................      (.52)          0.40           0.06           0.78
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations.......................       .16           1.21           0.99           1.53
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income....................................      (.68)         (0.80)         (0.98)         (0.71)
  In Excess of Net Investment Income.......................         -              -          (0.06)             -
  Net Realized Gain........................................      (.27)             -          (0.48)             -
  Return of Capital........................................      (.29)             -          (1.04)             -
-------------------------------------------------------------------------------------------------------------------
    Total Distributions....................................     (1.24)         (0.80)         (2.56)         (0.71)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................     $8.58          $9.66          $9.25         $10.82
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
  Net Asset Value (3) (4)..................................      1.55%         13.65%         10.26%         15.69%(5)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)......................  $103,743       $112,614       $107,833       $115,796
Ratio of Net Expenses to Average Net Assets................      0.80%          0.79%          0.80%          0.80%(6)
Ratio of Net Investment Income to Average Net Assets.......      7.42%          8.56%          9.03%          8.30%(6)
Ratio of Voluntary Waived Fees and Expenses
  Assumed by the Adviser to Average Net Assets.............      0.13%          0.10%          0.08%          0.05%(6)
Portfolio Turnover Rate....................................         6%            42%            25%            72%
-------------------------------------------------------------------------------------------------------------------


(1) Effective July 21, 1997, Clarion Capital became the investment adviser to the Fund.
(2)  Commencement of Operations.
(4) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. The Fund's shares were issued in a private placement and are not traded, therefore market value total investment return is not calculated.
(4) Total return would have been lower had certain fees not been waived during the periods.
(5)  Not annualized.
(6)  Annualized.



                       See Notes to Financial Statements.

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS


13A Commercial Mortgage Securities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The objective of the 13A Commercial Mortgage Securities Fund, Inc. is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund may be converted at any time to an open-end investment company by an amendment to its Articles of Incorporation.

A. SIGNIFICANT ACCOUNTING POLICIES:   The following significant accounting
policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION:   Commercial mortgage securities' and other fixed
     income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.


     The value of commercial mortgage securities for which no quotations are readily available is determined in good faith at fair value using methods
     approved by the Board of Directors.   These prices may differ from the
     value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     2. FEDERAL INCOME TAXES:   It is the Fund's intention to qualify as a
     regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income.
     Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS:   In connection with transactions involving
     repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS:   The Fund will distribute
     substantially all of its net investment income monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors' elects to pay such distributions in shares on the Fund's common stock.

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of distributions.

     5. RESTRICTED SECURITIES:   The Fund is permitted to invest in privately
     placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     6. OTHER:   Security transactions are accounted for on the trade
     date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

B. ADVISORY SERVICES:   Clarion Capital provides investment advisory services to
the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Adviser has waived its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

C. ADMINISTRATION SERVICES:   The Fund engages State Street Bank and Trust
Company (the "Bank") to provide limited administration services in accordance with the administration agreement.

D. CUSTODIAN:   Investors Fiduciary Trust Company serves as custodian for the
Fund's assets held in accordance with the custodian agreement.

E. PURCHASES AND SALES:   For the year ended October 31, 1998, the Fund made
purchases of $6,648,836 and sales of $10,670,905 of investment securities other than long-term U.S. Government and short-term securities. There were $0 purchases and $1,032,656 in sales of long-term U.S. Government securities during the period.

F. DIRECTORS AND LEGAL FEES:   Each Director, who is not an officer or
affiliated person, receives $1,500 per annum plus $250 per meeting attended. Legal fees of $114,013 were paid to a law firm in which a partner is an officer of the Fund.

G. REPURCHASE OF SHARES:   The Fund may periodically make a tender offer to
repurchase its outstanding shares of common stock at a price equal to the net asset value at the time of repurchase. The Fund may elect to make such tender offer to all shareholders not earlier than two years after another such offer.

H. OTHER:   At October 31, 1998, 99.9% of total shares outstanding were held by one record shareholder.

                            INDEPENDENT AUDITOR'S REPORT


The Board of Directors and Shareholders
13A Commercial Mortgage Securities Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of 13A Commercial Mortgage Securities Fund, Inc. as of October 31, 1998, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets, and the financial highlights for the each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for periods ended prior to November 1, 1996 were audited by other auditors whose report thereon dated December 9, 1996 expressed an unqualified opinion with respect thereto.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 13A Commercial Mortgage Securities Fund, Inc. as of October 31, 1998, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




                                        McGladrey & Pullen, LLP



New York, New York
November 19, 1998

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                        AUTOMATIC DIVIDEND REINVESTMENT PLAN


     Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions automatically reinvested in shares of the Fund. Otherwise, shareholders will receive their distributions in cash. In the case of any distribution, the Board of Directors may elect to pay such distribution in shares of the Fund's Common Stock.


     Shareholders who elect in writing to participate in the Plan will have all distributions automatically reinvested by Boston EquiServe (the "Plan Agent"), in shares of the Fund's common stock pursuant to the Plan. If no written election is made, all distributions will be paid in cash by check in U.S. dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent.

     If a shareholder's written election to participate in the Plan is received by the Plan Agent before the record date for a distribution, the Plan will go into effect for the shareholder with that payment.

     The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare a dividend, participants in the Plan will receive the equivalent in shares of Common Stock in the Fund valued at net asset value determined at the time of purchase (generally the payable date of the dividend). The Fund will not issue shares under the Plan at below net asset value. Since no trading market for the shares exists and the shares have not been listed on an exchange, any cash dividend or distribution will be issued by the Fund to shareholders in the Plan at a price equal to net asset value.

     The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent administers the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholders name and held for the account of beneficial owners who are participants in the Plan.

     There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains either payable in shares or in cash.

     The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. income tax that may be payable on such dividends or distributions.

     The Fund reserves the right to amend or to terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the change sent to members of the Plan at least 90 days before the effective date thereof. The Plan also may be amended or terminated by the Plan Agent by at lease 90 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at Boston EquiServe, P.O. Box 8200, Boston, Massachusetts 02266-8200.


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